Company's financial assets and liabilities measured at fair value as of (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Level 1
Fair value of Exploration property at level 1		$ 0	$ 0
Fair value of Assets at level 1	$ 0
Fair value of Liabilities at level 1	0	0	0
Level 2
Fair value of Exploration property at level 2		0	0
Fair value of Assets at level 2	0
Fair value of Liabilities at level 2	0	0	0
Level 3
Fair value of Exploration property at level 3		1,864,608	1,864,608
Fair value of Assets at level 3	0
Fair value of Liabilities at level 3	293,833	0	0
Total
Fair value of Exploration property Total		1,864,608	1,864,608
Fair value of Assets Total	0
Fair value of Liabilities Total	$ 293,833	0	0
Change in carrying valuation of the mineral property during the period		$ 0	$ 0